Shareholders' Equity - Preferred Shares (Details)			12 Months Ended
	Nov. 06, 2017 Vote $ / shares shares	Nov. 05, 2017	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Shareholders' Equity
Number of ordinary shares			83,317,637	82,410,842
Number of preferred shares issued			7,150	7,150
Preferred shares, par value per share (in dollars per share) | $ / shares			$ 1.00	$ 1.00
New Wave | Chief Executive Officer
Shareholders' Equity
Number of ordinary shares	7,944,386
Percentage of aggregate voting power	55.50%	11.10%
New Wave | Chief Executive Officer | Class A Preference Shares
Shareholders' Equity
Number of preferred shares issued	7,150
Number of votes per share | Vote	10,000
Preferred shares, par value per share (in dollars per share) | $ / shares	$ 1.00
Economic rights (as a percent)	0.00%		0.00%
Participant rights (as a percent)	0.00%		0.00%